Supplement to the
Fidelity Advisor® Canada Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ACAN-13-01  May 31, 2013
1.847747.109

Supplement to the
Fidelity Advisor®
Canada Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ACANI-13-01  May 31, 2013
1.855551.107

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEMD-13-01  May 31, 2013
1.962839.100

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEMDI-13-01  May 31, 2013
1.947053.101

Supplement to the
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEME-13-01  May 31, 2013
1.885798.105

Supplement to the
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEMEI-13-01  May 31, 2013
1.900371.104

Supplement to the
Fidelity Advisor® International Value Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AFIV-13-01  May 31, 2013
1.855909.108

Supplement to the
Fidelity Advisor® International Value Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AFIVI-13-01  May 31, 2013
1.855908.108

Supplement to the
Fidelity Advisor® Global Commodity Stock Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AGCS-13-01  May 31, 2013
1.900372.107

Supplement to the
Fidelity Advisor® Global Commodity Stock Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AGCSI-13-01  May 31, 2013
1.900373.106

Supplement to the
Fidelity Advisor®
China Region Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AHKC-13-01  May 31, 2013
1.885799.108

Supplement to the
Fidelity Advisor® China Region Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AHKCI-13-01  May 31, 2013
1.900368.107

Supplement to the
Fidelity Advisor®
International
Discovery Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AID-13-01  May 31, 2013
1.813914.111

Supplement to the
Fidelity Advisor®
International
Discovery Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AIDI-13-01  May 31, 2013
1.812502.108

Supplement to the
Fidelity Advisor®
International
Growth Fund
Class A, Class T,
Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AIGF-13-01  May 31, 2013
1.885800.106

Supplement to the
Fidelity Advisor®
International
Growth Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AIGFI-13-01  May 31, 2013
1.900374.105

Supplement to the
Fidelity Advisor® International Small Cap Opportunities Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AILS-13-01  May 31, 2013
1.820236.111

Supplement to the
Fidelity Advisor®
International Small Cap
Opportunities Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AILSI-13-01  May 31, 2013
1.855553.106

Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AISC-13-01  May 31, 2013
1.790649.124

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AISCI-13-01  May 31, 2013
1.790650.120

Supplement to the
Fidelity Advisor® Japan Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AJPNA-13-01  May 31, 2013
1.928344.102

Supplement to the
Fidelity Advisor® Japan Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AJPNI-13-01  May 31, 2013
1.928345.103

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ATEK-13-01  May 31, 2013
1.942953.101

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ATEKI-13-01  May 31, 2013
1.942954.102

Supplement to the
Fidelity Advisor® Total International Equity Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ATIE-13-01  May 31, 2013
1.885796.108

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ATIEI-13-01  May 31, 2013
1.900377.107

Supplement to the
Fidelity Advisor® Worldwide Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AWLD-13-01  May 31, 2013
1.899555.105

Supplement to the
Fidelity Advisor® Worldwide Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AWLDI-13-01  May 31, 2013
1.899556.105

Supplement to the
Fidelity® Diversified International Fund
Class K
December 29, 2012
Prospectus

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
DIF-K-13-01  May 31, 2013
1.882817.103

Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMD-TEK-13-01  May 31, 2013
1.942952.101

Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EME-13-01  May 31, 2013
1.900364.101

Supplement to the
Fidelity® Emerging Markets Fund
Class K
December 29, 2012
Prospectus

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMF-K-13-01  May 31, 2013
1.900365.102

Supplement to the
Fidelity Advisor® Latin America Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
FALAA-13-01  May 31, 2013
1.928673.101

Supplement to the
Fidelity Advisor® Latin America Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
FALAI-13-01  May 31, 2013
1.928677.102

Supplement to the
Fidelity® International Value Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
FIV-13-01  May 31, 2013
1.855562.104

Supplement to the
Fidelity® Global Commodity Stock Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
GCS-13-01  May 31, 2013
1.900380.103

Supplement to the
Fidelity® Global Equity Income Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
GED-13-01  May 31, 2013
1.962837.100

Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and

The following information supplements information for Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
IBD-13-01  May 31, 2013
1.474896.138

Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 29, 2012 Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
IGF-TIE-13-01  May 31, 2013
1.900378.105

Supplement to the
Fidelity® International Discovery Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
IGI-13-01  May 31, 2013
1.824638.105

Supplement to the
Fidelity® International Discovery Fund
Class K
December 29, 2012
Prospectus

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
IGI-K-13-01  May 31, 2013
1.900386.101

Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ILS-13-01  May 31, 2013
1.824655.107

Supplement to the
Fidelity® International Small Cap Fund
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ISC-13-01  May 31, 2013
1.778063.121

Supplement to the
Fidelity® Overseas Fund
Class K
December 29, 2012 Prospectus

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
OVE-K-13-01  May 31, 2013
1.900389.102

Supplement to
Fidelity's Targeted International Equity Funds®
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 45.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information for Fidelity® Europe Capital Appreciation Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 16.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Europe Capital Appreciation Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Risteard Hogan (portfolio manager) has managed the fund since March 2013.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund and Fidelity Emerging Markets Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 50.

Risteard Hogan is portfolio manager of Fidelity Europe Capital Appreciation Fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

TIF-13-02  May 31, 2013
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